Loans Payable (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans Payable (Textual)
Loans payable to related parties	$ 2,869,881	$ 1,098,991
Loans payable to third parties	2,198,205	1,600,068
Interest	$ 3,641,001	$ 1,801,986
Loan maturity, description	All the loans have maturities from six months to two years with interest rates varying from 4% to 54% per annum.